BORROWINGS - SHORT TERM LOAN (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Nov. 14, 2017 CNY (¥)	Nov. 14, 2017 USD ($)	Sep. 07, 2017	Dec. 21, 2016 CNY (¥)	Dec. 21, 2016 USD ($)	Nov. 08, 2016 CNY (¥)	Nov. 08, 2016 USD ($)	Jul. 21, 2016 CNY (¥)	Jul. 21, 2016 USD ($)
Short-term loan
Bank loan	¥ 9,960		¥ 29,311		$ 1,531
Interest rate (as a percent)								4.90%
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	(3,290)	$ (506)	¥ 3,552	¥ 0
Investee D
Short-term loan
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	¥ 905	$ 139
Jiangsu Bank (Beijing)
Short-term loan
Bank loan						¥ 9,960	$ 1,531		¥ 10,000	$ 1,440	¥ 9,940	$ 1,432	¥ 9,371	$ 1,350
Interest rate (as a percent)						7.395%	7.395%		5.655%	5.655%